S-K 1604, De-SPAC Transaction	May 13, 2026
De-SPAC Transactions, Forepart [Line Items]
De-SPAC Forepart, Board Determination [Text Block]
TO THE SHAREHOLDERS OF REAL ASSET ACQUISITION CORP.:
NOTICE IS HEREBY GIVEN that an extraordinary general meeting of shareholders of Real Asset Acquisition Corp. (“RAAQ”), a Cayman Islands exempted company, will be held at    , Eastern Time, at    on    , 2026 (the “extraordinary general meeting”). You are also cordially invited to attend and participate in the extraordinary general meeting online by visiting https://
____
/

or in person at    . The extraordinary general meeting will be held for the following purposes:

1.
Proposal
 One
 — The Business Combination Proposal — to consider and vote upon a proposal (the “Business Combination Proposal”) to approve and authorize, by ordinary resolution, the Business Combination Agreement, dated as of February 22, 2026, by and among RAAQ, IQM Finland Oy (“IQM”), IQM US LLC (“Merger Sub”) and ECLIPSE QC S.à r.l., a copy of which is included as
Annex A
to the accompanying proxy statement/prospectus, pursuant to which, among other things, (i) IQM will effectuate certain internal capital restructuring steps (the “IQM Capital Restructuring”) immediately prior to the effective time of the Merger (as defined below), and (ii) promptly thereafter, RAAQ will merge with and into Merger Sub (the “Merger”), with Merger Sub surviving the Merger as an indirect wholly owned subsidiary of IQM (collectively, the “Business Combination”);

2.
Proposal
 Two
 — The Merger Proposal — to consider and vote upon a proposal (the “Merger Proposal”) to approve, by special resolution, the Merger and the Plan of Merger, substantially in the form attached to this proxy statement/prospectus as
Annex B
;

3.
Proposal
 Three
 — The Adjournment Proposal — to consider and vote upon a proposal (the “Adjournment Proposal”) to approve, by ordinary resolution, the adjournment of the extraordinary general meeting to a later date or dates, if necessary or convenient, (i) to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with the approval of one or more proposals at the extraordinary general meeting, (ii) if RAAQ determines that one or more of the conditions to Closing is not or will not be satisfied or waived or (iii) to facilitate the Business Combination, the Merger or any other transaction contemplated by the Business Combination Agreement or the related agreements.

De-SPAC Forepart, Sponsor Compensation, Material Dilution [Flag]	true
De-SPAC Transactions, Prospectus Summary [Line Items]
De-SPAC Prospectus Summary [Text Block]
This summary highlights selected information from this proxy statement/prospectus and does not contain all of the information that is important to you. To better understand the proposals to be submitted for a vote at the extraordinary general meeting, including the Business Combination, you should read this entire document carefully, including the Business Combination Agreement attached as Annex A to this proxy statement/prospectus. The Business Combination Agreement is the principal legal document that governs the Business Combination and the other transactions that shall be undertaken in connection with the Business Combination. It is also described in detail in this proxy statement/prospectus in the section titled “Proposal One — The Business Combination Proposal — The Business Combination Agreement.

De-SPAC, Background, Prospectus Summary [Text Block]
The Business Combination Proposal
The Business Combination Agreement
The RAAQ shareholders will vote upon a proposal to approve and authorize, by ordinary resolution, the Business Combination Agreement, dated as of February 22, 2026, by and among RAAQ, IQM, Merger Sub and LuxCo (the “Business Combination Agreement”), a copy of which is attached to this proxy statement/prospectus as
Annex
 A
, and the transactions contemplated therein. The Business Combination Agreement provides that (i) IQM will effectuate certain internal capital restructuring steps (the “IQM Capital Restructuring”) immediately prior to the effective time of the Merger (as defined below) (the “Merger Effective Time”), and (ii) promptly thereafter, RAAQ will merge with and into Merger Sub (the “Merger”), with Merger Sub surviving the Merger as an indirect wholly owned subsidiary of IQM.
In connection with the Merger:

(i)
immediately prior to the Merger Effective Time, all issued and outstanding RAAQ Class B Ordinary Shares other than those subject to the Sponsor Forfeiture (as described below) will automatically be converted, on a one-for-one
basis, into RAAQ Class A Ordinary Shares, in accordance with the terms of the Cayman Constitutional Documents;

(ii)
each issued and outstanding unit of RAAQ immediately prior to the Merger Effective Time will be automatically separated (the “Unit Separation”) into its components of one RAAQ Class A Ordinary Share and one-half
of one warrant to purchase one RAAQ Class A Ordinary Share at a price of $11.50 per share (the “RAAQ Public Warrants”);

(iii)
immediately following the Unit Separation and the IQM Capital Restructuring, each RAAQ Class A Ordinary Share issued and outstanding immediately prior to the Merger Effective Time (including those issued in connection with the RAAQ Class B Conversion) will automatically be cancelled in exchange for the right to receive one IQM ADS, with each IQM ADS representing one IQM Share (such IQM ADSs, the “Merger Consideration”); and

(iv)	each RAAQ Warrant outstanding immediately prior to the Merger Effective Time will be assumed by IQM and become an IQM Warrant.
Prior to the Merger Effective Time, IQM will establish and sponsor an ADS facility with the Depositary and cause a registration statement on Form
F-6
to be filed with the SEC for the issuance of the IQM ADSs.
Prior to the Merger Effective Time, IQM will appoint an exchange agent reasonably acceptable to RAAQ and enter into an exchange agent agreement to facilitate (i) the exchange of RAAQ Ordinary Shares for the Merger Consideration in accordance with the Plan of Merger, Certificate of Merger, and the Business Combination Agreement, and (ii) the delivery of the Merger Consideration to RAAQ shareholders.
At or prior to the Merger Effective Time, IQM will (i) allot and issue to the Depositary (or its custodian) such number of IQM Shares as are necessary to deliver the IQM ADSs constituting the Merger Consideration to the shareholders of RAAQ entitled thereto, and (ii) instruct the Depositary to issue and distribute the IQM ADSs to the shareholders of RAAQ entitled thereto, in each case in accordance with the Business Combination Agreement. Additionally, after the Closing, IQM will allot and issue IQM Shares for deposit with the Depositary for delivery as ADSs upon exercise of IQM Warrants by the holders thereof. For more information, see the section of this proxy statement/prospectus titled “
Proposal One — The Business Combination Proposal
.”
Conditions Precedent to Consummate the Business Combination
The obligations of the parties to consummate the Transactions are subject to satisfaction or waiver of certain closing conditions of the respective parties, including, among others: (i) the Aggregate Transaction Proceeds (as defined in the Business Combination Agreement) being equal to or greater than $150,000,000 (the “Minimum Cash Condition”); (ii) receipt of the required approval by the shareholders of RAAQ (the “RAAQ Shareholders’ Approval”); (iii) receipt of the IQM Shareholders’ Approval; (iv) effectiveness of the Registration Statement under the Securities Act and the absence of any stop order issued by the SEC which remains in effect with respect to the Registration Statement; (v) the approval for listing of the IQM ADSs to be issued in connection with the Transactions on The Nasdaq Stock Market LLC, subject only to official notice of issuance thereof; and (vi) the absence of any law or governmental order enjoining, prohibiting or making illegal the consummation of the Transactions.
For details of conditions to which the obligations of RAAQ and IQM to consummate the Business Combination are subject, see “
The Business Combination Agreement — Conditions Precedent to Consummate the Business Combination
.”
Termination
The Business Combination Agreement may be terminated under certain customary and limited circumstances prior to the Merger Effective Time, including, among others: (i) by mutual written consent of IQM and RAAQ; (ii) by IQM or RAAQ if any law or governmental order is in effect that has become final and non-appealable
and has the effect of making the consummation of the Transactions illegal or otherwise preventing or prohibiting consummation of the Transactions; (iii) if the RAAQ Shareholders’ Approval or the IQM Shareholders’ Approval has not been obtained; and (iv) by IQM or RAAQ upon a breach of or failure to perform any representations, warranties, covenants or other agreements set forth in the Business Combination Agreement by the other party if such breach gives rise to a failure of certain closing conditions to be satisfied and cannot or has not been cured.
For details of circumstances under which RAAQ or IQM may elect to terminate the Business Combination Agreement, see “
The Business Combination Agreement — Termination
.”
Agreements Entered into in Connection with the Business Combination
Sponsor Support Agreement
Concurrently with the execution and delivery of the Business Combination Agreement, RAAQ, IQM and the RAAQ Insiders entered into the Sponsor Support Agreement, pursuant to which, each RAAQ Insider, among other things, (i) agreed to, if a meeting is held, appear at such meeting or otherwise cause any RAAQ Ordinary Shares held by such RAAQ Insider to be counted as present at such meeting for purposes of establishing a quorum, and (ii) vote or cause to be voted the RAAQ Ordinary Shares held by such RAAQ Insider in favor of the RAAQ Shareholders’ Approval or, if there are insufficient votes, in favor of adjournment. Each of the RAAQ Insiders also agreed, subject to the exceptions set forth in the Sponsor Support Agreement, to subject to certain transfer restrictions (i) 70% of IQM ADSs held by such RAAQ Insider immediately after the Merger Effective Time, for a period starting on the Closing Date and ending on the earliest to occur of (a) one year after the Closing Date and (b) subsequent to the Closing, (x) the date on which the last sale of IQM ADSs equals or exceeds $12.00 per IQM ADS (as adjusted for share sub-divisions,
share capitalizations, share consolidations, reorganizations, recapitalizations and the like) for any 20 trading days within a 30 trading day period commencing at least 150 days after the Closing Date and (y) the date on which IQM completes a liquidation, merger, share exchange, reorganization or other similar transaction that results in IQM’s shareholders having the right to exchange their IQM Shares for cash, securities or other property, and (ii) all IQM Warrants and any IQM Shares issued upon exercise of such warrants held by such RAAQ Insider immediately after the Merger Effective Time for 30 days after the Closing Date.
In addition, the Sponsor agreed to, effective as of and conditioned upon the Closing, forfeit for no consideration (i) 1,375,000 RAAQ Class B Ordinary Shares, and (ii) up to 3,725,000 RAAQ Warrants held by the Sponsor, with the number of warrants forfeited determined based on the amount of remaining trust fund proceeds at Closing, such that (x) if remaining trust fund proceeds are less than or equal to $100,000,000, all such warrants are forfeited, and (y) if remaining trust fund proceeds exceed $100,000,000, the Sponsor retains a number of such warrants equal to 3,725,000 multiplied by a fraction, the numerator of which is the remaining trust fund proceeds and the denominator of which is $175,000,000 (the “Sponsor Forfeiture”).
The foregoing description of the Sponsor Support Agreement does not purport to be complete and is qualified in its entirety by the terms and conditions of the Sponsor Support Agreement, a copy of which is included as
Annex D
to this proxy statement/prospectus and the terms of which are incorporated by reference herein.
IQM
Shareholder Lock-up Agreements
Concurrently with the execution and delivery of the Business Combination Agreement, IQM, RAAQ and certain shareholders of IQM entered into shareholder lock-up
agreements (each, an “IQM Shareholder
Lock-up
Agreement”), pursuant to which each such shareholder of IQM agreed, among other things, (a) during the period beginning on the date of the IQM Shareholder Lock-up Agreement and ending upon the termination of the IQM

Shareholder Lock-up Agreement, not to Transfer (as defined in the IQM Shareholder Lockup Agreement) any shares of IQM currently held by it or received by it after the date of the IQM Shareholder Lock-up Agreement and during the term of the IQM Shareholder Lock-up Agreement (collectively, the “Subject Shares”); and (b) during the period beginning on the date of the IQM Shareholder Lock-up Agreement and ending on the earlier of (x) one year after the Closing and (y) subsequent to the Closing, (A) the date on which the last sale price of IQM ADSs equals or exceeds $12.00 per IQM ADS for 20 trading days within any 30 trading day period commencing at least 150 days after the Closing, or (B) the date on which IQM completes a liquidation, merger, share exchange, reorganization or other similar change-of-control
transaction (such period, the “Lock-Up Period”), to subject any Subject Shares held by the shareholder or issued to the shareholder in connection with the Business Combination (including, as applicable, IQM ADSs), other than any Subject Shares issued to the shareholder in the PIPE Financing (the “Locked-Up Securities”) to certain transfer restrictions, in each case subject to customary permitted transfers.
The foregoing description of IQM Shareholder
Lock-up
Agreement does not purport to be complete and is qualified in its entirety by the terms and conditions of IQM Shareholder
Lock-up
Agreement, the form of which is included as
Annex E
to this proxy statement/prospectus and the terms of which are incorporated by reference herein.
IQM Shareholder Voting Support Agreements
Concurrently with the execution and delivery of the Business Combination Agreement, IQM, RAAQ and certain shareholders of IQM entered into shareholder voting and support agreements (each, a “IQM Shareholder Voting Support Agreement”), pursuant to which each such shareholder of IQM agreed, among other things: (i) not to transfer any shares of IQM currently held by it or received by it in connection with IQM Capital Restructuring until the Closing, subject to customary exceptions; and (ii) at any meeting of IQM shareholders called to seek IQM Shareholders’ Approval, or in connection with any written consent of IQM shareholders or in any other circumstances upon which a vote, consent or other approval with respect to the Business Combination Agreement and the Transactions is sought, (a) if a meeting is held, to appear at such meeting or otherwise cause any shares of IQM held by such shareholder to be counted as present at such meeting for purposes of establishing a quorum, and (b) vote or cause to be voted the shares of IQM held by it in favor of the IQM Shareholders’ Approval or, if there are insufficient votes, in favor of adjournment.
The restrictions set forth in the IQM Shareholder Lock-Up Agreements shall not apply to transfer of the Subject Shares (a) pursuant to the IQM Shareholder Lock-up Agreement, (b) prior to the Closing, upon the consent of IQM and RAAQ, and following the Closing, upon the consent of the IQM Board, and (c) if the shareholder is an entity, by virtue of the shareholder’s organization documents upon liquidation or dissolution of the shareholder, so long as, in each case of clauses (a) through (c), the power to fulfill the shareholders’ obligations under the IQM Shareholder Lock-up Agreement and the Business Combination Agreement is not relinquished and prior to and as a condition to the effectiveness of any such transfer, such transferee shall enter into a written agreement, in form and substance reasonably satisfactory to IQM and RAAQ prior to the Closing, and to the IQM Board following the Closing, agreeing to be bound by the IQM Shareholder Lock-up Agreement to the same extent as the shareholder was with respect to such transferred Subject Shares.
The restrictions set forth in the IQM Shareholder Lock-Up Agreements shall not apply to certain transfers of the Locked-Up Shares during the Lock-Up Period, including: transfers for estate planning purposes; transfers by bona fide
gift, bequest, inheritance or operation of law; transfers upon dissolution or liquidation of an entity shareholder; pledges of Locked-Up Securities to financial institutions as security for bona fide
loan transactions; transactions relating to IQM Shares or other securities convertible into or exercisable or exchangeable for IQM Shares acquired in open market transactions after the Closing; the exercise of options or warrants to purchase IQM Shares, provided that any IQM Shares received upon such exercise shall be subject to the terms of the IQM

Shareholder Lock-up Agreement; transfers to satisfy tax withholding obligations under IQM’s equity incentive arrangements; transfers to IQM from IQM employees upon death, disability or termination of employment, in each case, of such employee; the establishment of a trading plan complying with Rule 10b5-1(c) under the Exchange Act, provided no sales are made thereunder during the Lock-Up Period; transfers into any pro rata share buyback or redemption offer made by IQM on identical terms to all shareholders; and transfers made in connection with a post-closing merger, tender offer or similar transaction pursuant to which all of IQM’s shareholders may exchange their shares for cash, securities or other property. In each case where a transfer is made to a permitted transferee, the applicable transferee is required to enter into a written agreement agreeing to be bound by the lock-up restrictions for the remainder of the Lock-Up Period.
The foregoing description of IQM Shareholder Voting Support Agreement does not purport to be complete and is qualified in its entirety by the terms and conditions of IQM Shareholder Voting Support Agreement, the form of which is included as
Annex F
to this proxy statement/prospectus and the terms of which are incorporated by reference herein.
PIPE Subscription Agreements
Concurrently with the execution and delivery of the Business Combination Agreement, IQM entered into subscription agreements (each, a “PIPE Subscription Agreement” and collectively, the “PIPE Subscription Agreements”) with institutional and other accredited investors, including certain RAAQ Insiders (the “PIPE Investors”), pursuant to which the PIPE Investors have agreed to purchase, substantially concurrently with the Closing, an aggregate of approximately 13.4 million ordinary shares, including in the form of IQM ADSs (collectively, the “PIPE Shares”), for a purchase price of $10.00 per PIPE Share in a private placement, for an aggregate amount of approximately $134 million (the “PIPE Investment Amount”).
The issuance of the PIPE Shares pursuant to the PIPE Subscription Agreements is contingent upon, among other customary closing conditions, the substantially concurrent consummation of the Business Combination. Pursuant to the PIPE Subscription Agreements, IQM agreed to file with the SEC (at IQM’s sole cost and expense), within 30 calendar days after the Closing Date, a registration statement registering the resale of the PIPE Shares, and to use its commercially reasonable efforts to have the registration statement declared effective as soon as practicable after the filing thereof.
The foregoing description of the PIPE Subscription Agreements do not purport to be complete and is qualified in its entirety by the terms and conditions of the PIPE Subscription Agreements, the forms of which is included as
Annex G-1
and
Annex G-2
, respectively, to this proxy statement/prospectus and the terms of which are incorporated by reference herein.
Form of Registration Rights Agreement
Prior to the Merger Effective Time, the RAAQ Insiders, IQM and certain shareholders of IQM will enter into a registration rights agreement (the “Registration Rights Agreement”), effective upon the Closing, pursuant to which IQM will grant the RAAQ Insiders and certain applicable shareholders of IQM, registration rights and commit to use its commercially reasonable efforts to file a resale shelf registration statement on Form
F-1
within 30 calendar days following the Closing.
The foregoing description of the Registration Rights Agreement does not purport to be complete and is qualified in its entirety by the terms and conditions of the Registration Rights Agreement, the form of which is included as
Annex H
to this proxy statement/prospectus and the terms of which are incorporated by reference herein.

Form of Warrant Assignment Agreement
Prior to the Closing, IQM, RAAQ, Lucky Lucko, Inc. d/b/a Efficiency (the “Existing Warrant Agent”) and a successor warrant agent to be appointed in connection with the Closing (the “New Warrant Agent”) will enter into a warrant assignment, assumption and amendment agreement (the “Warrant Assignment Agreement”), pursuant to which, among other things, RAAQ will assign to IQM, and IQM will assume, all of RAAQ’s rights, interests and obligations under the Warrant Agreement dated April 28, 2025, by and between RAAQ and the Existing Warrant Agent (the “RAAQ Warrant Agreement”), New Warrant Agent will be appointed as successor warrant agent under the Warrant Agreement, and the terms and conditions of the RAAQ Warrant Agreement will be amended and restated to, among other things, reflect the assumption of the RAAQ Warrants by IQM and the appointment of the successor warrant agent as described therein.
The foregoing description of the Warrant Assignment Agreement does not purport to be complete and is qualified in its entirety by the terms and conditions of the Warrant Assignment Agreement, the form of which is included as
Annex I
to this proxy statement/prospectus and the terms of which are incorporated by reference herein.
The Merger Proposal
The RAAQ shareholders will vote upon a separate proposal to authorize the Merger and the Plan of Merger by way of special resolutions under the Cayman Companies Act. For more information, see the section of this proxy statement/prospectus titled “
Proposal Two — The Merger Proposal
.”
The Adjournment Proposal
The RAAQ shareholders will vote upon a proposal to approve by ordinary resolution the adjournment of the extraordinary general meeting to a later date or dates, if necessary or convenient, (i) to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with the Approval of one or more proposals at the extraordinary general meeting, (ii) if RAAQ determines that one or more of the conditions to Closing is not or will not be satisfied or waived or (iii) to facilitate the Business Combination, the Merger or any other transaction contemplated by the Business Combination Agreement or the related agreements. For more information, see the section of this proxy statement/prospectus titled “
Proposal Three — The Adjournment Proposal
.”

De-SPAC, Board Determination, Prospectus Summary [Text Block]
RAAQ Board’s Reasons for Approval of the Business Combination
Before reaching its unanimous decisions that the Business Combination Agreement, each ancillary agreement, and the Business Combination are fair, advisable and in the best interests of RAAQ and its shareholders, the RAAQ Board consulted with the RAAQ management team, its legal counsel and other advisors. The RAAQ Board considered a variety of factors in connection with its evaluation of the Business Combination. In light of the complexity of those factors, the RAAQ Board, as a whole, did not consider it practicable to, nor did it attempt to, quantify or otherwise assign relative weights to the specific factors they took into account in reaching their decision. Different individual members of the RAAQ Board may have given different weight to different factors in their evaluation of the Business Combination.
The RAAQ Board determined that the Business Combination presents an attractive business opportunity in light of a variety of factors, including but not limited to IQM’s position as a leading full-stack quantum computing company in Europe, its proven track record of delivering operational quantum computers to market, its experienced and proven management team and the compelling market opportunity presented by quantum computers. The RAAQ Board also considered the potential detriments of the Business Combination to RAAQ, including IQM’s historical losses, limited operating history, the uncertainty of the potential benefits of the Business Combination being achieved, macroeconomic risks, and the risks and costs to RAAQ if the Business Combination is not achieved, including the risk that it may result in RAAQ being unable to complete a business combination and force RAAQ to liquidate, along with the other risks set forth in the section titled “
Risk Factors.
”
For more information about the RAAQ Board’s reasons for the approval of the Business Combination, see “
Proposal One — The Business Combination Proposal — RAAQ Board’s Reasons for Approval of the Business Combination.
”

De-SPAC Prospectus Summary, Board Determination, Factors Considered [Line Items]
De-SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]	When you consider the recommendations of RAAQ Board, you should keep in mind that RAAQ’s directors and officers may have interests in the Business Combination that conflict with, or are different from, your interests as a shareholder of RAAQ. See the section of this proxy statement/prospectus titled “
Proposal
 One
 —
 The Business Combination Proposal
 —
 Interests of RAAQ’s Directors, Officers and the Sponsor in the Business Combination
.”
De-SPAC, Rights of Security Holders to Redeem Outstanding Securities [Text Block]
Redemption Rights
Pursuant to the Cayman Constitutional Documents, a RAAQ Public Shareholder may request to redeem all or a portion of its RAAQ Public Shares for cash in connection with the completion of the Business Combination. As a Public Shareholder, you will be entitled to receive cash for any RAAQ Public Shares to be redeemed only if you:

•
(i) hold RAAQ Public Shares or (ii) hold RAAQ Public Shares through RAAQ Units and elect to separate your RAAQ Units into the underlying RAAQ Public Shares and RAAQ Public Warrants prior to exercising your redemption rights with respect to the RAAQ Public Shares;

•
submit a written request to Efficiency, RAAQ’s transfer agent, including the legal name, phone number and address of the beneficial owner of the RAAQ Public Shares for which redemption is requested, that RAAQ redeem all or a portion of your RAAQ Public Shares for cash; and

•	deliver your share certificates for RAAQ Public Shares (if any) along with the redemption forms to Efficiency, physically or electronically through DTC.
Holders must complete the procedures for electing to redeem their RAAQ Public Shares in th
e man
ner described above prior to 5:00 p.m., Eastern Time, on    (two business days before the initially scheduled date of the extraordinary general meeting) in order for their RAAQ Public Shares to be redeemed.
RAAQ Public Shareholders may elect to redeem all or a portion of the RAAQ Public Shares held by them regardless of if or how they vote in respect of the Business Combination Proposal. If the Business Combination is abandoned, the RAAQ Public Shares will be returned to the respective holder, broker or bank. If the Redemption is consummated, and if a RAAQ Public Shareholder properly exercises its right to redeem all or a portion of the RAAQ Public Shares that it holds and timely delivers the certificates for its shares (if any) along with the redemption forms to Efficiency, RAAQ will redeem such RAAQ Public Shares for a per-share
price, payable in

cash, equal to the pro rata portion of the aggregate amount then on deposit in the Trust Account (including interest earned thereon and net of amounts not previously released to RAAQ for permitted withdrawals), calculated as of two business days prior to the Closing, including interest earned on the Trust Account (net of amounts not previously released to RAAQ for permitted withdrawals), divided by the number of then issued RAAQ Public Shares. For illustrative purposes, as of the Record Date, this would have amounted to approximately $     per issued and outstanding RAAQ Public Share. If a RAAQ Public Shareholder exercises its redemption rights in full, then it will be electing to exchange its RAAQ Public Shares for cash and will no longer own RAAQ Public Shares. See the section of the proxy statement/prospectus titled “
Extraordinary General Meeting of RAAQ Shareholders — Redemption Rights
” for a detailed description of the procedures to be followed if you wish to redeem your RAAQ Public Shares for cash.